Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001521894
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2018
Prospectus Date	rr_ProspectusDate	Dec. 16, 2018